EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2017	2016	2015
Numerator
Net income	$96,787	$88,526	$75,063

Denominator
Basic earnings per common share - weighted average shares	61,529,460	61,206,093	61,062,657
Effect of dilutive securities
Employee stock awards	581,329	729,335	670,282
Warrants	60,801	49,994	114,608
Diluted earnings per common share - adjusted weighted average shares	62,171,590	61,985,422	61,847,547

Earnings per share available to common shareholders
Basic	$1.57	$1.45	$1.23
Diluted	$1.56	$1.43	$1.21

Warrants to purchase 104,200, 114,678 and 322,312 shares of the Company's common stock were outstanding as of December 31, 2017, 2016 and 2015, respectively. These warrants, each representing the right to purchase one share of common stock, no par value per share, have an exercise price of $12.12 and expire on December 23, 2018.

Stock options and warrants, with an exercise price greater than the average market price of the common shares, were not included in the computation of net income per diluted share as they would have been antidilutive.  Using the period end price, there were no antidilutive options at December 31, 2017, 2016, or 2015.

As of December 31, 2017, 2016, and 2015, no preferred shares were issued or outstanding.